Commitments and Contingencies (Tables)	12 Months Ended
Jun. 29, 2014
Purchase Commitments and Minimum Rental Commitments Under Non-Cancelable Operating Leases

At June 29, 2014, we had purchase commitments for zinc, other purchased parts and natural gas and minimum rental commitments under non-cancelable operating leases with a term in excess of one year which are payable as follows (thousands of dollars):

Fiscal Year	Purchase Commitments	Minimum Rental Commitments
2015	$9,035	$834
2016	$2,244	$638
2017	$—	$577
2018	$—	$548
2019	$—	$548

Rental Expense Under Non-Cancelable Operating Leases	Rental expense under all non-cancelable operating leases was as follows (thousands of dollars):
Fiscal Year	Rental Expense
2014	$849
2013	$604
2012	$723